Subsequent Events (Details Narrative) - USD ($)																												1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 02, 2021	Jan. 29, 2021	Jan. 22, 2021	Jan. 21, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 11, 2021	Jan. 05, 2021	Dec. 31, 2020	Dec. 29, 2020	Dec. 16, 2020	Dec. 14, 2020	Nov. 20, 2020	Nov. 17, 2020	Nov. 10, 2020	Oct. 29, 2020	Oct. 27, 2020	Oct. 27, 2020	Oct. 16, 2020	Oct. 12, 2020	Oct. 08, 2020	Oct. 07, 2020	Sep. 29, 2020	May 21, 2020	Apr. 24, 2020	Apr. 15, 2020	Mar. 16, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 07, 2020	Mar. 25, 2020
Number of common stock issued, value																																		$ 2,039,303	$ 5,315,176
Preferred stock, designated																													30,000,000		30,000,000			30,000,000
Preferred stock, par value																													$ 0.001		$ 0.001			$ 0.001
Value of shares issued during period for service rendered																														$ 253,000		$ 394,125		$ 738,300	801,000
Number of shares issued as compensation, shares																													$ 319,500	$ 8,850	$ 319,500	$ 8,850		8,850	559,499
Number of shares issued as compensation																																		98,613
Consultants [Member]
Stock issued during period, shares, issued for services																												10,500
Jefferson Street Capital, LLC [Member]
Note payable																																				$ 740,000
Notes Payable [Member]
Note payable																													1,790,641		1,790,641			$ 1,621,015	$ 370,250
Subsequent Event [Member]
Number of shares of common stock																										12,500
Number of common stock issued, value																										$ 12,500	$ 477,500
Preferred stock, designated																																					30,000,000
Preferred stock, par value																																					$ 0.001
Stock conversion																			Each share of Series B shall be convertible into 1 share of Common Stock, on or after the twelve month anniversary of the Original Issue Date at the option of the Holder thereof, for a total not to exceed 1,000,000 shares of Common Stock.
Loss contigency damages sought value																	$ 8,000,000	$ 8,000,000
Shares issued upon conversion of restricted stock													40,000
Value of converted common stock													$ 59,600
Subsequent Event [Member] | Employee [Member] | 2020 Omnibus Plan [Member]
Stock issued during period, shares, issued for services												10,000
Value of shares issued during period for service rendered												$ 15,000
Subsequent Event [Member] | Consultant [Member]
Stock issued during period, shares, issued for services																								50,000
Value of shares issued during period for service rendered																								$ 114,000
Subsequent Event [Member] | Consultant [Member] | 2020 Omnibus Plan [Member]
Stock issued during period, shares, issued for services									50,000			11,000
Value of shares issued during period for service rendered									$ 75,000			$ 16,500
Subsequent Event [Member] | Director [Member] | 2020 Omnibus Plan [Member]
Number of shares issued as compensation, shares											$ 60,000	30,000
Number of shares issued as compensation											$ 90,000	$ 45,000
Subsequent Event [Member] | Consultants [Member]
Number of shares of common stock		100,000
Number of common stock issued, value		$ 327,000
Subsequent Event [Member] | Maximum [Member]
Number of shares of common stock																			1,000,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, designated																			1,000,000
Preferred stock, par value																			$ 0.001
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member]
Number of shares of common stock																									10,700
Number of common stock issued, value																									$ 21,935
Common Stock [Member]
Number of common stock for acquisition																																			557,084
Number of shares of common stock																																		1,175,000	1,312,520
Number of common stock issued, value																																		$ 1,175	$ 1,313
Stock issued during period, shares, issued for services																														92,000		125,000		291,736	158,797
Value of shares issued during period for service rendered																														$ 92		$ 125		$ 292	$ 159
Number of shares issued as compensation, shares																													$ 150	$ 3	150	$ 3		3	104
Number of shares issued as compensation																																		45
Common Stock [Member] | Subsequent Event [Member] | Consultants [Member]
Stock issued during period, shares, issued for services				58,000
Value of shares issued during period for service rendered				$ 87,000
Common Stock [Member] | Subsequent Event [Member] | Consultants [Member] | 2020 Omnibus Plan [Member]
Stock issued during period, shares, issued for services							100,000	150,000
Value of shares issued during period for service rendered							$ 150,000	$ 225,000
Common Stock [Member] | Subsequent Event [Member] | Rawleigh Ralls [Member]
Number of shares of common stock																				125,000
Number of common stock issued, value																				$ 250,000
Note Issued April 7, 2020 [Member] | Subsequent Event [Member] | Jefferson Street Capital, LLC [Member] | 2020 Omnibus Plan [Member]
Number of shares of common stock					27,415					41,730
Number of common stock issued, value					$ 41,123					$ 62,595
Partial Exercise of Warrants Issued [Member] | Common Stock [Member] | Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Number of shares of common stock				350,000		200,000
Number of common stock issued, value				$ 525,000		$ 300,000
Exercise of Placement Agent Warrant [Member] | Common Stock [Member] | Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Number of shares of common stock			51,129
Number of common stock issued, value			$ 76,694
Exercise of Placement Agent Warrant [Member] | Common Stock [Member] | Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Number of shares of common stock			67,744
Number of common stock issued, value			$ 101,616
Exercise of Placement Agent Warrant [Member] | Common Stock [Member] | Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Number of shares of common stock			20,358
Number of common stock issued, value			$ 30,357
Exercise of Placement Agent Warrant [Member] | Common Stock [Member] | Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Number of shares of common stock			20,358
Number of common stock issued, value			$ 30,537
Exercise of Warrant [Member] | Common Stock [Member] | Subsequent Event [Member]
Number of shares of common stock			50,000
Number of common stock issued, value			$ 75,000
Purchase and Sale Agreement [Member] | Common Stock [Member] | Subsequent Event [Member] | Mercury FundingCo, LLC [Member]
Number of shares of common stock																					1,132,209
Number of common stock issued, value																					$ 1,890,956
Ownership interest																					8.05%
Purchase and Sale Agreement [Member] | Common Stock [Member] | Subsequent Event [Member] | Ventus Capital, LLC [Member]
Number of shares of common stock																					1,078,073
Number of common stock issued, value																					$ 1,800,382
Ownership interest																					7.64%
Purchase and Sale Agreement [Member] | Sellers [Member]
Cumulative revenue																							$ 10,000,000
Number of shares of common stock																							125,000
Purchase and Sale Agreement [Member] | Sellers [Member] | Common Stock [Member]
Number of common stock for acquisition																							2,210,382
Purchase and Sale Agreement [Member] | Sellers [Member] | Preferred Stock [Member]
Number of common stock for acquisition																							764,618
Forbearance Agreement [Member] | Holder [Member] | Subsequent Event [Member] | Notes Payable [Member]
Forbearance fee																						$ 12,500
Future Purchase Agreement [Member] | Subsequent Event [Member] | Itria Ventures, LLC [Member]
Sale of receivables agreed																$ 155,000
Receivables																$ 125,000
Asset Purchase Agreement [Member]
Payments to purchase assets																															$ 300,000
Platform License Agreement [Member] | Licensor [Member]
Number of shares of common stock																															750,000
Licensor fee percenatge																															30.00%
Platform License Agreement [Member] | Common Stock [Member] | Subsequent Event [Member] | Honey Badger Media, LLC [Member]
Number of shares of common stock								750,000
Number of common stock issued, value								$ 1,125,000
Employment Agreement [Member] | Brett Vroman [Member]
Issuance of common stock																																		$ 150,000	$ 150,000
Employment Agreement [Member] | Subsequent Event [Member] | Laurie Argall [Member]
Base salary															$ 60,000
Employment Agreement [Member] | Subsequent Event [Member] | Christopher Ferguson [Member]
Base salary	$ 200,000
Issuance of common stock	$ 120,000
Percentage for cash bonus in annual base salary	30.00%
Percentage award for common stock vested	200.00%
Enterprise value for common stock	$ 25,042,464
Employment Agreement [Member] | Subsequent Event [Member] | Brett Vroman [Member]
Base salary	200,000
Issuance of common stock	$ 120,000																																$ 150,000
Percentage for cash bonus in annual base salary	30.00%
Percentage award for common stock vested	200.00%
Enterprise value for common stock	$ 25,042,464
Employment Agreement [Member] | Subsequent Event [Member] | Brian Mc Fadden [Member]
Base salary	200,000
Issuance of common stock	$ 120,000
Percentage for cash bonus in annual base salary	30.00%
Percentage award for common stock vested	200.00%
Enterprise value for common stock	$ 25,042,464
Employment Agreement [Member] | Subsequent Event [Member] | Maximum [Member] | Christopher Ferguson [Member]
Issuance of common stock	150,000
Employment Agreement [Member] | Subsequent Event [Member] | Maximum [Member] | Brett Vroman [Member]
Issuance of common stock	100,000
Employment Agreement [Member] | Subsequent Event [Member] | Maximum [Member] | Brian Mc Fadden [Member]
Issuance of common stock	100,000
Employment Agreement [Member] | Subsequent Event [Member] | Minimum [Member] | Christopher Ferguson [Member]
Base salary	15,000
Employment Agreement [Member] | Subsequent Event [Member] | Minimum [Member] | Brett Vroman [Member]
Base salary	15,000
Employment Agreement [Member] | Subsequent Event [Member] | Minimum [Member] | Brian Mc Fadden [Member]
Base salary	15,000
Employment Agreement [Member] | One-time Signing Bonus [Member] | Subsequent Event [Member] | Brian Mc Fadden [Member]
Issuance of common stock	$ 150,000
Inventory Management Agreement [Member] | Subsequent Event [Member] | Forever 8 Fund, LLC [Member]
Ownership interest														45.00%
Advanced the vendors														$ 239,283